TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Suppliers	$ 1,088,462	$ 568,107
Related Parties	20,358	16,873
Total Current trade payables	1,108,820	584,980
Non-current
Suppliers	20,314	21,674
Total Non-current trade payables	20,314	21,674
Total trade payables	$ 1,129,134	$ 606,654